UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3420

Oppenheimer Integrity Funds

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2017 Unaudited

	Principal Amount	Value

Asset-Backed Securities—14.3%

Auto Loan—9.9%

American Credit Acceptance Receivables Trust:
Series 2014-4, Cl. B, 2.60%, 10/10/17[1]	$282,896	$283,232
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	2,525,807	2,534,703
Series 2015-3, Cl. B, 3.56%, 10/12/21[1]	3,100,000	3,132,733
Series 2015-3, Cl. D, 5.86%, 7/12/22[1]	1,875,000	1,939,436

AmeriCredit Automobile Receivables Trust:
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	3,720,000	3,743,781
Series 2013-3, Cl. E, 3.74%, 12/8/20[1]	1,695,000	1,716,647
Series 2013-4, Cl. D, 3.31%, 10/8/19	815,000	825,797
Series 2014-1, Cl. E, 3.58%, 8/9/21	2,900,000	2,948,523
Series 2014-2, Cl. E, 3.37%, 11/8/21	3,450,000	3,492,482
Series 2014-4, Cl. D, 3.07%, 11/9/20	3,105,000	3,141,011
Series 2015-3, Cl. D, 3.34%, 8/8/21	1,725,000	1,746,742
Series 2017-1, Cl. D, 3.13%, 1/18/23	3,325,000	3,326,748

Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,015,169	1,015,705
Series 2014-1, Cl. D, 3.39%, 7/22/19	785,000	795,904
Series 2015-1, Cl. D, 3.16%, 8/20/20	1,460,000	1,473,848
Series 2015-4, Cl. D, 3.62%, 5/20/21	2,490,000	2,544,892
Series 2016-2, Cl. D, 3.16%, 11/20/23	1,355,000	1,363,179
Series 2016-3, Cl. D, 2.65%, 1/20/24	1,195,000	1,176,045

CarFinance Capital Auto Trust:
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	464,329	465,358
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	600,604	600,886

CarMax Auto Owner Trust:
Series 2013-2, Cl. D, 2.06%, 11/15/19	740,000	740,688
Series 2015-2, Cl. D, 3.04%, 11/15/21	930,000	934,640
Series 2015-3, Cl. D, 3.27%, 3/15/22	3,045,000	3,067,391
Series 2016-1, Cl. D, 3.11%, 8/15/22	2,045,000	2,043,014
Series 2016-3, Cl. D, 2.94%, 1/17/23	1,330,000	1,312,418
Series 2016-4, Cl. D, 2.91%, 4/17/23	3,105,000	3,055,424
Series 2017-1, Cl. D, 3.43%, 7/17/23	2,675,000	2,676,690

CPS Auto Receivables Trust, Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	227,286	227,178

Credit Acceptance Auto Loan Trust:
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,076,762	1,077,087
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,275,000	1,279,725

Drive Auto Receivables Trust:
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	2,380,000	2,406,911
Series 2015-DA, Cl. D, 4.59%, 1/17/23[1]	590,000	611,068
Series 2016-BA, Cl. C, 3.19%, 7/15/22[1]	1,765,000	1,788,529
Series 2016-CA, Cl. C, 3.02%, 11/15/21[1]	1,725,000	1,746,768
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,905,000	1,944,227
Series 2017-AA, Cl. A1, 0.97%, 2/15/18[1]	2,861,749	2,861,768
Series 2017-AA, Cl. C, 2.98%, 1/18/22[1]	1,315,000	1,324,379
Series 2017-AA, Cl. D, 4.16%, 5/15/24[1]	2,425,000	2,463,624
Series 2017-BA, Cl. A1, 1.20%, 4/16/18[1]	3,200,000	3,200,324
Series 2017-BA, Cl. D, 3.72%, 10/17/22[1]	2,685,000	2,696,772

1        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Auto Loan (Continued)

DT Auto Owner Trust:
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	$3,645,000	$3,682,512
Series 2014-3A, Cl. D, 4.47%, 11/15/21[1]	3,690,000	3,766,687
Series 2015-1A, Cl. C, 2.87%, 11/16/20[1]	1,148,931	1,155,268
Series 2015-2A, Cl. D, 4.25%, 2/15/22[1]	3,410,000	3,478,715
Series 2016-1A, Cl. B, 2.79%, 5/15/20[1]	2,675,000	2,685,632
Series 2016-4A, Cl. B, 2.02%, 8/17/20[1]	2,880,000	2,872,186
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	870,000	899,356
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	2,085,000	2,092,197
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	1,815,000	1,827,039

Exeter Automobile Receivables Trust:
Series 2013-2A, Cl. D, 6.81%, 8/17/20[1]	2,545,000	2,638,314
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	40,146	40,157
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,590,000	1,598,646
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	2,820,000	2,844,901
Series 2015-1A, Cl. C, 4.10%, 12/15/20[1]	1,420,000	1,455,699

First Investors Auto Owner Trust:
Series 2013-3A, Cl. B, 2.32%, 10/15/19[1]	2,537,447	2,540,062
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	2,800,000	2,824,081

Flagship Credit Auto Trust:
Series 2014-1, Cl. D, 4.83%, 6/15/20[1]	360,000	369,516
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	344,546	344,642
Series 2015-3, Cl. D, 7.12%, 11/15/22[1]	3,040,000	3,196,406
Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	4,265,000	4,567,422
Series 2016-4, Cl. A1, 1.47%, 3/16/20[1]	2,779,504	2,776,908

Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Cl. A1, 1.55%, 7/15/21	4,220,000	4,193,841

GM Financial Automobile Leasing Trust:
Series 2015-1, Cl. D, 3.01%, 3/20/20	2,480,000	2,500,708
Series 2017-1, Cl. A1, 1.00%, 3/20/18	7,400,000	7,397,834

Huntington Auto Trust, Series 2016-1, Cl. A1, 0.85%, 12/15/17	1,114,524	1,114,325

Navistar Financial Dealer Note Master Owner Trust II:
Series 2015-1, Cl. B, 2.682%, 6/25/20[1,2]	784,000	784,345
Series 2015-1, Cl. D, 4.132%, 6/25/20[1,2]	305,000	305,211
Series 2016-1, Cl. D, 4.282%, 9/27/21[1,2]	900,000	901,365

Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,915,000	2,950,928
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,140,000	2,182,851
Series 2015-1, Cl. D, 3.24%, 4/15/21	2,780,000	2,818,634
Series 2015-5, Cl. D, 3.65%, 12/15/21	1,665,000	1,697,830
Series 2016-2, Cl. D, 3.39%, 4/15/22	1,210,000	1,226,782
Series 2017-1, Cl. A1, 0.95%, 3/15/18	2,314,739	2,314,772
Series 2017-1, Cl. D, 3.17%, 4/17/23	1,900,000	1,905,293
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	2,115,000	2,137,434

SNAAC Auto Receivables Trust, Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	970,000	972,265

TCF Auto Receivables Owner Trust:
Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	765,000	764,288

2        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Auto Loan (Continued)

TCF Auto Receivables Owner Trust: (Continued)
Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	$1,510,000	$1,510,672

United Auto Credit Securitization Trust, Series 2015-1, Cl. D, 2.92%, 6/17/19[1]	1,616,521	1,620,160

Westlake Automobile Receivables Trust, Series 2015-2A, Cl. C, 2.45%, 1/15/21[1]	1,990,000	1,999,903

		164,682,064

Credit Card—3.8%

American Credit Acceptance Receivables Trust, Series 2017-1, Cl. D, 3.54%, 3/13/23[1]	4,143,000	4,115,832

American Express Credit Account Master Trust:
Series 2014-2, Cl. A, 1.26%, 1/15/20	635,000	635,132
Series 2014-3, Cl. A, 1.49%, 4/15/20	3,900,000	3,904,272
Series 2014-5, Cl. A, 1.202%, 5/15/20[2]	5,395,000	5,402,257
Series 2015-1, Cl. A, 1.202%, 1/15/20[2]	8,135,000	8,139,435

Cabela’s Credit Card Master Note Trust:
Series 2013-2A, Cl. A2, 1.562%, 8/16/21[1,2]	1,405,000	1,414,237
Series 2016-1, Cl. A1, 1.78%, 6/15/22	3,630,000	3,623,747

Capital One Multi-Asset Execution Trust, Series 2014-A5, Cl. A5, 1.48%, 7/15/20	5,220,000	5,225,244

Chase Issuance Trust, Series 2016-A6, Cl. A6, 1.10%, 1/15/20	8,075,000	8,057,874

Discover Card Execution Note Trust, Series 2014-A5, Cl. A, 1.39%, 4/15/20	4,725,000	4,727,627

Evergreen Credit Card Trust, Series 2016-3, Cl. A, 1.412%, 11/16/20[1,2]	5,360,000	5,382,769

Synchrony Credit Card Master Note Trust, Series 2012-6, Cl. A, 1.36%, 8/17/20	2,277,000	2,278,692

World Financial Network Credit Card Master Trust:
Series 2014-C, Cl. A, 1.60%, 8/16/21	4,170,000	4,173,817
Series 2015-C, Cl. A, 1.26%, 3/15/21	3,035,000	3,034,981
Series 2016-B, Cl. A, 1.44%, 6/15/22	2,430,000	2,424,061

		62,539,977

Equipment—0.3%

FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[1]	276,429	270,913

John Deere Owner Trust, Series 2017-A, Cl. A1, 0.88%, 3/15/18	3,700,000	3,699,873

Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	786,841	770,928

		4,741,714

Home Equity Loan—0.2%

CWABS Asset-Backed Certificates Trust, Series 2005-14, Cl. 1A1, 1.212%, 4/25/36[2]	4,293,425	4,276,991

3        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Loans: Other—0.1%

Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	$1,654,119	$1,615,084

Total Asset-Backed Securities (Cost $237,329,665)		237,855,830

Mortgage-Backed Obligations—43.0%

Government Agency—28.3%

FHLMC/FNMA/FHLB/Sponsored—26.8%

Federal Home Loan Mortgage Corp. Gold Pool:
5.50%, 9/1/39	1,814,150	2,015,178
6.00%, 5/1/18-11/1/37	274,958	312,618
6.50%, 4/1/18-4/1/34	317,240	349,555
7.00%, 7/1/21-10/1/37	2,656,735	3,052,147
9.00%, 8/1/22-5/1/25	7,691	8,311

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 48.828%, 4/1/27[3]	267,140	59,430
Series 192, Cl. IO, 99.999%, 2/1/28[3]	34,857	6,720
Series 206, Cl. IO, 0.00%, 12/15/29[3,4]	64,471	18,427
Series 243, Cl. 6, 0.061%, 12/15/32[3]	224,947	41,477

Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	4,052,418	4,087,742

Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.207%, 6/1/26[5]	41,725	39,085

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	2,277	2,462
Series 1590, Cl. IA, 1.962%, 10/15/23[2]	623,407	637,997
Series 2034, Cl. Z, 6.50%, 2/15/28	5,103	5,683
Series 2043, Cl. ZP, 6.50%, 4/15/28	741,932	825,181
Series 2046, Cl. G, 6.50%, 4/15/28	307,059	341,837
Series 2053, Cl. Z, 6.50%, 4/15/28	4,745	5,301
Series 2063, Cl. PG, 6.50%, 6/15/28	338,525	380,655
Series 2145, Cl. MZ, 6.50%, 4/15/29	114,951	128,483
Series 2148, Cl. ZA, 6.00%, 4/15/29	160,798	179,821
Series 2195, Cl. LH, 6.50%, 10/15/29	310,585	345,897
Series 2326, Cl. ZP, 6.50%, 6/15/31	97,354	108,341
Series 2341, Cl. FP, 1.812%, 7/15/31[2]	150,427	154,656
Series 2423, Cl. MC, 7.00%, 3/15/32	560,581	655,201
Series 2453, Cl. BD, 6.00%, 5/15/17	1,073	1,083
Series 2461, Cl. PZ, 6.50%, 6/15/32	636,913	744,115
Series 2463, Cl. F, 1.912%, 6/15/32[2]	606,365	625,412
Series 2564, Cl. MP, 5.00%, 2/15/18	301,201	304,357
Series 2585, Cl. HJ, 4.50%, 3/15/18	152,546	156,130
Series 2635, Cl. AG, 3.50%, 5/15/32	505,214	520,391
Series 2676, Cl. KY, 5.00%, 9/15/23	756,691	807,196
Series 2707, Cl. QE, 4.50%, 11/15/18	102,696	104,437
Series 2770, Cl. TW, 4.50%, 3/15/19	35,539	36,484
Series 3010, Cl. WB, 4.50%, 7/15/20	188,857	193,721
Series 3025, Cl. SJ, 21.405%, 8/15/35[2]	118,262	174,852
Series 3030, Cl. FL, 1.312%, 9/15/35[2]	323,589	322,096
Series 3645, Cl. EH, 3.00%, 12/15/20	15,296	15,483

4        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 3741, Cl. PA, 2.15%, 2/15/35	$1,066,012	$1,070,718
Series 3815, Cl. BD, 3.00%, 10/15/20	13,960	14,072
Series 3822, Cl. JA, 5.00%, 6/15/40	373,034	389,573
Series 3840, Cl. CA, 2.00%, 9/15/18	10,853	10,869
Series 3848, Cl. WL, 4.00%, 4/15/40	816,878	846,391
Series 3857, Cl. GL, 3.00%, 5/15/40	26,822	27,427
Series 4221, Cl. HJ, 1.50%, 7/15/23	904,514	899,503

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2129, Cl. S, 59.009%, 2/15/29[3]	379,526	67,748
Series 2130, Cl. SC, 70.228%, 3/15/29[3]	98,487	17,692
Series 2134, Cl. SB, 75.951%, 3/15/29[3]	107,011	18,136
Series 2422, Cl. SJ, 0.00%, 1/15/32[3,4]	340,269	61,363
Series 2493, Cl. S, 8.177%, 9/15/29[3]	27,325	6,041
Series 2682, Cl. TQ, 99.999%, 10/15/33[3]	735,843	153,776
Series 2796, Cl. SD, 86.876%, 7/15/26[3]	183,425	26,385
Series 2920, Cl. S, 22.943%, 1/15/35[3]	732,692	109,138
Series 2922, Cl. SE, 23.697%, 2/15/35[3]	600,189	94,017
Series 2981, Cl. AS, 10.329%, 5/15/35[3]	1,642,267	255,299
Series 2981, Cl. BS, 99.999%, 5/15/35[3]	1,546,051	262,226
Series 3005, Cl. WI, 0.00%, 7/15/35[3,4]	359,639	64,826
Series 3397, Cl. GS, 0.00%, 12/15/37[3,4]	274,467	49,813
Series 3424, Cl. EI, 0.00%, 4/15/38[3,4]	129,894	14,220
Series 3450, Cl. BI, 19.937%, 5/15/38[3]	3,169,876	432,218
Series 3606, Cl. SN, 24.818%, 12/15/39[3]	906,481	135,620

Federal National Mortgage Assn.:
3.00%, 4/1/32[6]	221,685,000	227,279,072
4.00%, 4/1/47[6]	95,540,000	100,219,963
4.50%, 4/1/47[6]	30,115,000	32,297,162
5.00%, 4/1/47[6]	25,740,000	28,127,505

Federal National Mortgage Assn. Pool:
5.00%, 3/1/21	41,584	42,795
5.50%, 12/1/18-5/1/36	1,242,539	1,392,209
6.00%, 5/1/20	10,814	10,989
6.50%, 6/1/17-11/1/31	2,013,188	2,288,226
7.00%, 11/1/17-4/1/34	1,265,642	1,460,001
7.50%, 1/1/33-8/1/33	1,789,543	2,111,108
8.50%, 7/1/32	10,258	11,119

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222, Cl. 2, 99.999%, 6/25/23[3]	264,838	38,226
Series 247, Cl. 2, 99.999%, 10/25/23[3]	30,559	4,584
Series 252, Cl. 2, 99.999%, 11/25/23[3]	273,324	45,179
Series 254, Cl. 2, 99.999%, 1/25/24[3]	497,836	88,453
Series 301, Cl. 2, 8.427%, 4/25/29[3]	132,534	32,316
Series 303, Cl. IO, 32.87%, 11/25/29[3]	29,804	7,610
Series 319, Cl. 2, 0.101%, 2/25/32[3]	108,737	26,328
Series 320, Cl. 2, 32.019%, 4/25/32[3]	2,094,661	597,441

5        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 321, Cl. 2, 4.515%, 4/25/32[3]	$323,076	$74,190
Series 324, Cl. 2, 0.00%, 7/25/32[3,4]	154,121	36,390
Series 331, Cl. 9, 15.85%, 2/25/33[3]	1,203,476	254,163
Series 334, Cl. 14, 5.91%, 2/25/33[3]	1,004,663	198,828
Series 334, Cl. 15, 0.00%, 2/25/33[3,4]	695,900	169,228
Series 334, Cl. 17, 12.495%, 2/25/33[3]	37,661	7,671
Series 339, Cl. 12, 0.00%, 6/25/33[3,4]	806,960	164,996
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	823,846	165,094
Series 343, Cl. 13, 99.999%, 9/25/33[3]	950,925	202,847
Series 343, Cl. 18, 97.059%, 5/25/34[3]	569,596	136,945
Series 345, Cl. 9, 0.00%, 1/25/34[3,4]	410,572	84,958
Series 351, Cl. 10, 0.00%, 4/25/34[3,4]	329,190	67,114
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	573,294	116,963
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	410,676	82,977
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	200,577	45,259
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	530,201	108,888
Series 364, Cl. 16, 0.00%, 9/25/35[3,4]	730,774	140,765
Series 365, Cl. 16, 0.00%, 3/25/36[3,4]	478,385	97,357

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-104, Cl. ZB, 6.50%, 7/25/23	97,639	106,687
Series 1993-87, Cl. Z, 6.50%, 6/25/23	87,729	95,306
Series 1996-35, Cl. Z, 7.00%, 7/25/26	28,731	32,249
Series 1998-58, Cl. PC, 6.50%, 10/25/28	176,149	197,095
Series 1998-61, Cl. PL, 6.00%, 11/25/28	244,639	277,076
Series 1999-54, Cl. LH, 6.50%, 11/25/29	346,536	397,267
Series 1999-60, Cl. PG, 7.50%, 12/25/29	1,710,001	1,981,303
Series 2001-51, Cl. OD, 6.50%, 10/25/31	329,622	362,002
Series 2002-56, Cl. FN, 1.982%, 7/25/32[2]	202,773	206,699
Series 2003-100, Cl. PA, 5.00%, 10/25/18	760,659	773,337
Series 2003-130, Cl. CS, 12.137%, 12/25/33[2]	764,119	842,919
Series 2003-21, Cl. FK, 1.382%, 3/25/33[2]	53,713	53,784
Series 2003-84, Cl. GE, 4.50%, 9/25/18	17,743	18,011
Series 2004-101, Cl. BG, 5.00%, 1/25/20	237	237
Series 2004-25, Cl. PC, 5.50%, 1/25/34	50,351	51,666
Series 2005-104, Cl. MC, 5.50%, 12/25/25	1,389,151	1,506,041
Series 2005-109, Cl. AH, 5.50%, 12/25/25	3,942,370	4,204,693
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,804,231
Series 2005-71, Cl. DB, 4.50%, 8/25/25	320,876	335,515
Series 2005-73, Cl. DF, 1.232%, 8/25/35[2]	580,260	582,691
Series 2006-50, Cl. SK, 20.601%, 6/25/36[2]	417,377	575,544
Series 2008-75, Cl. DB, 4.50%, 9/25/23	165,302	167,784
Series 2009-113, Cl. DB, 3.00%, 12/25/20	540,588	545,621
Series 2009-36, Cl. FA, 1.922%, 6/25/37[2]	389,156	397,916
Series 2009-37, Cl. HA, 4.00%, 4/25/19	213,554	215,542
Series 2009-70, Cl. TL, 4.00%, 8/25/19	184,788	186,468
Series 2010-43, Cl. KG, 3.00%, 1/25/21	123,774	125,270
Series 2011-15, Cl. DA, 4.00%, 3/25/41	214,249	220,916
Series 2011-3, Cl. EL, 3.00%, 5/25/20	877,726	885,401

6        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2011-3, Cl. KA, 5.00%, 4/25/40	$1,172,191	$1,260,624
Series 2011-38, Cl. AH, 2.75%, 5/25/20	11,102	11,169
Series 2011-82, Cl. AD, 4.00%, 8/25/26	243,242	247,355

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-15, Cl. SA, 99.999%, 3/17/31[3]	74,933	5,709
Series 2001-61, Cl. SE, 3.698%, 11/18/31[3]	177,530	34,376
Series 2001-65, Cl. S, 7.297%, 11/25/31[3]	360,063	68,880
Series 2001-81, Cl. S, 9.626%, 1/25/32[3]	54,271	14,700
Series 2002-12, Cl. SB, 5.041%, 7/25/31[3]	86,693	19,252
Series 2002-2, Cl. SW, 0.00%, 2/25/32[3,4]	99,058	19,822
Series 2002-38, Cl. SO, 20.24%, 4/25/32[3]	56,720	10,240
Series 2002-41, Cl. S, 28.47%, 7/25/32[3]	564,107	112,991
Series 2002-47, Cl. NS, 6.687%, 4/25/32[3]	157,397	36,928
Series 2002-5, Cl. SD, 99.999%, 2/25/32[3]	98,290	18,949
Series 2002-51, Cl. S, 6.81%, 8/25/32[3]	144,520	26,613
Series 2002-52, Cl. SD, 35.432%, 9/25/32[3]	226,040	43,768
Series 2002-60, Cl. SM, 0.00%, 8/25/32[3,4]	501,951	83,815
Series 2002-60, Cl. SY, 99.999%, 4/25/32[3]	460,341	17,880
Series 2002-64, Cl. SD, 9.802%, 4/25/27[3]	209,471	42,804
Series 2002-7, Cl. SK, 3.84%, 1/25/32[3]	291,696	56,221
Series 2002-75, Cl. SA, 10.463%, 11/25/32[3]	281,449	62,882
Series 2002-77, Cl. BS, 7.992%, 12/18/32[3]	562,686	109,360
Series 2002-77, Cl. IS, 22.912%, 12/18/32[3]	96,634	17,983
Series 2002-77, Cl. SH, 11.691%, 12/18/32[3]	76,272	15,573
Series 2002-84, Cl. SA, 5.35%, 12/25/32[3]	76,600	15,026
Series 2002-89, Cl. S, 17.698%, 1/25/33[3]	814,166	188,000
Series 2002-9, Cl. MS, 7.015%, 3/25/32[3]	4,513	898
Series 2002-90, Cl. SN, 0.00%, 8/25/32[3,4]	456,709	76,260
Series 2002-90, Cl. SY, 4.427%, 9/25/32[3]	243,504	45,474
Series 2003-14, Cl. OI, 33.721%, 3/25/33[3]	1,280,155	263,568
Series 2003-26, Cl. IK, 31.672%, 4/25/33[3]	468,814	59,114
Series 2003-33, Cl. SP, 9.647%, 5/25/33[3]	467,772	92,085
Series 2003-4, Cl. S, 2.305%, 2/25/33[3]	137,949	30,294
Series 2003-52, Cl. NS, 15.111%, 6/25/23[3]	1,799,772	154,755
Series 2004-54, Cl. DS, 68.65%, 11/25/30[3]	46,033	7,715
Series 2004-56, Cl. SE, 9.494%, 10/25/33[3]	622,917	122,903
Series 2005-12, Cl. SC, 31.677%, 3/25/35[3]	279,340	44,899
Series 2005-40, Cl. SA, 39.596%, 5/25/35[3]	419,737	65,016
Series 2005-52, Cl. JH, 47.848%, 5/25/35[3]	899,601	131,561
Series 2005-6, Cl. SE, 61.833%, 2/25/35[3]	770,206	117,602
Series 2005-93, Cl. SI, 5.712%, 10/25/35[3]	534,322	91,849
Series 2006-53, Cl. US, 16.151%, 6/25/36[3]	40,979	6,390
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,4]	407,212	44,950
Series 2009-8, Cl. BS, 17.784%, 2/25/24[3]	84,680	2,984
Series 2011-96, Cl. SA, 13.197%, 10/25/41[3]	1,002,620	164,144
Series 2012-134, Cl. SA, 8.268%, 12/25/42[3]	3,110,616	594,604

7        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security: (Continued)
Series 2012-40, Cl. PI, 4.938%, 4/25/41[3]	$2,386,585	$317,950

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed
Security, Series 1993-184, Cl. M, 5.334%, 9/25/23[5]	85,436	79,406

		444,234,564

GNMA/Guaranteed—1.5%

Government National Mortgage Assn. I Pool:
8.50%, 8/15/17-12/15/17	285	285
10.50%, 12/15/17	657	660

Government National Mortgage Assn. II Pool:
2.125%, 7/20/25-7/20/27[2]	5,799	5,977
4.00%, 4/1/47[6]	22,415,000	23,677,595
11.00%, 10/20/19	1,268	1,275

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15, Cl. SM, 99.999%, 2/16/32[3]	284,553	38,546
Series 2002-41, Cl. GS, 99.999%, 6/16/32[3]	103,437	8,496
Series 2002-76, Cl. SY, 24.778%, 12/16/26[3]	114,275	16,885
Series 2007-17, Cl. AI, 57.782%, 4/16/37[3]	1,666,712	294,828
Series 2011-52, Cl. HS, 31.909%, 4/16/41[3]	5,077,004	792,704

		24,837,251

Non-Agency—14.7%

Commercial—6.7%

Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 0.00%, 4/14/29[3,12]	1,208,393	681

Banc of America Funding Trust, Series 2014-R7, Cl. 3A1, 3.089%, 3/26/36[2]	2,658,094	2,662,174

BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 2.69%, 9/26/35[1,2]	648,559	649,192

Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[1,3,4]	120,696	3,385

CD Commercial Mortgage Trust:
Series 2016-CD2, Cl. AM, 3.668%, 11/10/49[2]	1,795,000	1,844,463
Series 2017-CD3, Cl. AS, 3.833%, 2/10/50	2,875,000	2,990,524

Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 3.206%, 1/25/36[2]	1,525,406	1,451,400

Citigroup Global Markets Mortgage Securities VII, Inc., Interest-Only Stripped Mtg.-Backed Security, Series 1999-C1, Cl. X, 0.00%, 5/18/32[3,4]	435,518	1,788

COMM Mortgage Trust:
Series 2013-CR6, Cl. AM, 3.147%, 3/10/46[1]	2,945,000	2,952,991
Series 2013-CR7, Cl. D, 4.354%, 3/10/46[1,2]	3,015,000	2,651,214
Series 2014-CR21, Cl. AM, 3.987%, 12/10/47	6,135,175	6,392,164
Series 2014-LC15, Cl. AM, 4.198%, 4/10/47	1,030,000	1,085,690
Series 2014-UBS6, Cl. AM, 4.048%, 12/10/47	5,720,000	5,947,761
Series 2015-CR23, Cl. AM, 3.801%, 5/10/48	3,370,000	3,475,134

COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 25.066%, 12/10/45[3]	15,270,495	982,114

CSMC, Series 2006-6, Cl. 1A4, 6%, 7/25/36	1,116,885	833,253

8        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Commercial (Continued)

Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Cl. AM, 3.539%, 5/10/49	$1,805,000	$1,824,609

First Horizon Alternative Mortgage Securities Trust:
Series 2004-FA2, Cl. 3A1, 6.00%, 1/25/35	519,730	513,618
Series 2005-FA8, Cl. 1A6, 1.632%, 11/25/35[2]	967,851	642,494

FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.619%, 11/25/45[1,2]	605,000	593,883
Series 2013-K26, Cl. C, 3.599%, 12/25/45[1,2]	1,165,000	1,134,868
Series 2013-K27, Cl. C, 3.497%, 1/25/46[1,2]	650,000	627,395
Series 2013-K28, Cl. C, 3.494%, 6/25/46[1,2]	2,580,000	2,486,625
Series 2013-K502, Cl. C, 2.902%, 3/25/45[1,2]	1,620,000	1,619,662
Series 2013-K712, Cl. C, 3.365%, 5/25/45[1,2]	335,000	335,693
Series 2013-K713, Cl. C, 3.166%, 4/25/46[1,2]	1,075,000	1,078,573
Series 2014-K714, Cl. C, 3.849%, 1/25/47[1,2]	815,402	825,718
Series 2014-K715, Cl. C, 4.127%, 2/25/46[1,2]	230,000	234,317
Series 2015-K44, Cl. B, 3.685%, 1/25/48[1,2]	1,175,000	1,161,919
Series 2017-K62, Cl. B, 3.875%, 1/25/27[1,2]	1,040,000	983,702

GS Mortgage Securities Trust, Series 2013-GC16, Cl. AS, 4.649%, 11/10/46	885,000	956,715

GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,2]	2,655,456	2,511,777

JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10, Cl. AS, 3.372%, 12/15/47	4,070,000	4,106,054
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	3,490,000	3,740,740
Series 2013-LC11, Cl. AS, 3.216%, 4/15/46	510,000	509,954
Series 2014-C20, Cl. AS, 4.043%, 7/15/47	2,950,000	3,071,377

JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 3.42%, 7/25/35[2]	1,428,011	1,432,554

JP Morgan Resecuritization Trust, Series 2009-5, Cl. 1A2, 3.093%, 7/26/36[1,2]	2,057,769	1,871,779

JPMBB Commercial Mortgage Securities Trust:
Series 2014-C24, Cl. B, 4.116%, 11/15/47[2]	2,630,000	2,702,994
Series 2014-C25, Cl. AS, 4.065%, 11/15/47	6,036,000	6,291,603
Series 2014-C26, Cl. AS, 3.80%, 1/15/48	2,180,000	2,230,796

JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Cl. AS, 3.385%, 12/15/49	2,685,000	2,670,144

LB Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 0.00%, 2/18/30[3,4]	86,988	1

Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,2]	27,709	22,308

Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Cl. AS, 3.456%, 5/15/46	2,730,000	2,771,368
Series 2014-C19, Cl. AS, 3.832%, 12/15/47	5,035,000	5,166,923
Series 2016-C30, Cl. AS, 3.175%, 9/15/49	4,780,000	4,630,802

Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 2.662%, 11/26/36[1,2]	2,189,888	1,791,117

Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.897%, 6/26/46[1,2]	1,322,172	1,319,973

RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 3.055%, 7/26/45[1,2]	367,584	375,956

Wells Fargo Commercial Mortgage Trust:
Series 2015-C29, Cl. AS, 4.013%, 6/15/48[2]	3,975,000	4,130,961
Series 2016-C37, Cl. AS, 4.018%, 12/15/49	4,215,000	4,396,629

9        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
WF-RBS Commercial Mortgage Trust:
Series 2012-C7, Cl. E, 4.836%, 6/15/45[1,2]	$840,000	$795,893
Series 2013-C14, Cl. AS, 3.488%, 6/15/46	2,330,000	2,380,774
Series 2014-C20, Cl. AS, 4.176%, 5/15/47	1,693,000	1,787,085
Series 2014-LC14, Cl. AS, 4.351%, 3/15/47[2]	1,797,838	1,908,748

WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 2011-C3, Cl. XA, 32.183%, 3/15/44[1,3]	18,287,948	733,519

		112,295,548

Residential—8.0%

Alternative Loan Trust, Series 2005-29CB, Cl. A4, 5%, 7/25/35	896,479	783,499

Banc of America Funding Trust:
Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	588,066	523,076
Series 2007-C, Cl. 1A4, 3.177%, 5/20/36[2]	323,413	293,663

Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6%, 3/25/37	758,420	690,428

Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 3.26%, 3/25/35[2]	2,336,327	2,356,732
Series 2005-9, Cl. A1, 2.83%, 10/25/35[2]	951,441	919,819
Series 2006-1, Cl. A1, 2.91%, 2/25/36[2]	2,701,484	2,691,064

Chase Funding Trust, Series 2003-2, Cl. 2A2, 1.542%, 2/25/33[2]	362,314	317,121

CHL Mortgage Pass-Through Trust:
Series 2005-26, Cl. 1A8, 5.50%, 11/25/35	569,521	527,327
Series 2006-6, Cl. A3, 6.00%, 4/25/36	462,474	416,031

Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 3.21%, 10/25/35[2]	4,616,275	4,601,846

Connecticut Avenue Securities:
Series 2014-C01, Cl. M1, 2.582%, 1/25/24[2]	523,667	529,067
Series 2014-C02, Cl. 1M1, 1.932%, 5/25/24[2]	1,910,769	1,918,432
Series 2014-C02, Cl. 2M1, 1.932%, 5/25/24[2]	849,959	850,769
Series 2014-C03, Cl. 1M1, 2.182%, 7/25/24[2]	2,633,635	2,640,435
Series 2014-C03, Cl. 2M1, 2.182%, 7/25/24[2]	975,706	977,570
Series 2015-C03, Cl. 2M1, 2.482%, 7/25/25[2]	158,197	158,529
Series 2015-C04, Cl. 1M1, 2.582%, 4/25/28[2]	2,982,407	2,989,885
Series 2016-C03, Cl. 1M1, 2.982%, 10/25/28[2]	44,837	45,574
Series 2016-C03, Cl. 2M1, 3.182%, 10/25/28[2]	2,352,862	2,382,203
Series 2016-C06, Cl. 1M1, 2.282%, 4/25/29[2]	3,929,119	3,965,470
Series 2016-C07, Cl. 2M1, 2.282%, 4/25/29[2]	2,273,321	2,285,308
Series 2016-C07, Cl. 2M2, 5.332%, 4/25/29[2]	1,694,000	1,792,228
Series 2017-C01, Cl. 1M2, 4.532%, 7/25/29[2]	4,320,000	4,377,574
Series 2017-C02, Cl. 2M1, 2.127%, 9/25/29[2]	4,050,000	4,056,360
Series 2017-C02, Cl. 2M2, 4.627%, 9/25/29[2]	4,090,000	4,126,594

Countrywide Alternative Loan Trust, Series 2005-21CB, Cl. A7, 5.50%, 6/25/35	1,636,415	1,554,207

GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.217%, 7/25/35[2]	515,772	509,342

HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 1.292%, 7/25/35[2]	646,733	641,970

Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 3.046%, 12/25/34[2]	354,158	354,230

RALI Trust: Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	145,821	123,017

10        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Residential (Continued)

RALI Trust: (Continued)
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	$742,141	$657,464

Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6%, 6/25/35	371,233	341,633

Structured Agency Credit Risk Debt Nts.:
Series 2013-DN1, Cl. M1, 4.382%, 7/25/23[2]	1,928,771	1,956,449
Series 2014-DN1, Cl. M1, 1.982%, 2/25/24[2]	96,155	96,228
Series 2014-HQ2, Cl. M1, 2.432%, 9/25/24[2]	360,433	361,588
Series 2014-HQ2, Cl. M2, 3.182%, 9/25/24[2]	2,020,000	2,079,209
Series 2015-HQA2, Cl. M2, 3.782%, 5/25/28[2]	1,758,872	1,813,937
Series 2016-DNA2, Cl. M1, 2.232%, 10/25/28[2]	6,179,873	6,196,351
Series 2016-DNA3, Cl. M1, 2.082%, 12/25/28[2]	3,111,247	3,123,205
Series 2016-DNA4, Cl. M1, 1.782%, 3/25/29[2]	2,082,795	2,087,439
Series 2016-DNA4, Cl. M3, 4.782%, 3/25/29[2]	4,040,000	4,177,171
Series 2016-HQA2, Cl. M1, 2.182%, 11/25/28[2]	2,062,786	2,070,786
Series 2016-HQA3, Cl. M1, 1.782%, 3/25/29[2]	5,462,850	5,472,777
Series 2016-HQA3, Cl. M3, 4.832%, 3/25/29[2]	3,850,000	3,988,361
Series 2016-HQA4, Cl. M1, 1.782%, 4/25/29[2]	4,622,149	4,628,773
Series 2016-HQA4, Cl. M3, 4.882%, 4/25/29[2]	3,995,000	4,117,063
Series 2017-DNA1, Cl. M1, 2.182%, 7/25/29[2]	3,626,686	3,641,587
Series 2017-DNA1, Cl. M2, 4.232%, 7/25/29[2]	4,040,000	4,037,975
Series 2017-HQA1, Cl. M1, 2.182%, 8/25/29[2]	3,874,944	3,889,618
Series 2017-HQA1, Cl. M2, 4.532%, 8/25/29[2]	4,220,000	4,227,506

WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 2.839%, 10/25/33[2]	963,551	984,341
Series 2005-AR14, Cl. 1A4, 2.814%, 12/25/35[2]	1,298,559	1,260,507
Series 2005-AR16, Cl. 1A1, 2.879%, 12/25/35[2]	1,118,811	1,082,081

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR13, Cl. 1A5, 3.058%, 5/25/35[2]	935,406	939,420
Series 2005-AR15, Cl. 1A2, 2.983%, 9/25/35[2]	1,932,594	1,874,415
Series 2005-AR15, Cl. 1A6, 2.983%, 9/25/35[2]	162,053	154,526
Series 2005-AR4, Cl. 2A2, 3.304%, 4/25/35[2]	4,415,634	4,422,894
Series 2006-AR10, Cl. 1A1, 3.106%, 7/25/36[2]	938,754	906,313
Series 2006-AR10, Cl. 5A5, 3.093%, 7/25/36[2]	2,820,249	2,785,574
Series 2006-AR14, Cl. 1A2, 3.066%, 10/25/36[2]	622,171	584,778
Series 2006-AR2, Cl. 2A3, 3.089%, 3/25/36[2]	1,499,013	1,474,384
Series 2006-AR7, Cl. 2A4, 3.101%, 5/25/36[2]	88,159	84,289
Series 2006-AR8, Cl. 2A1, 3.096%, 4/25/36[2]	4,041,678	4,047,020
Series 2006-AR8, Cl. 2A4, 3.096%, 4/25/36[2]	760,229	761,234
Series 2007-16, Cl. 1A1, 6.00%, 12/28/37	582,141	609,941
Series 2007-AR3, Cl. A4, 3.595%, 4/25/37[2]	325,202	296,378
Series 2007-AR8, Cl. A1, 3.162%, 11/25/37[2]	938,811	888,023

		132,520,608

Total Mortgage-Backed Obligations (Cost $710,294,098)		713,887,971

U.S. Government Obligations—0.6%

Federal Home Loan Mortgage Corp. Nts., 1.50%, 1/17/20	2,143,000	2,140,223

United States Treasury Nts.:
0.75%, 2/28/18[7,8]	168,000	167,531

11        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

U.S. Government Obligations (Continued)

United States Treasury Nts.: (Continued)
1.50%, 5/31/19[7,8]	$7,480,000	$7,511,700

Total U.S. Government Obligations (Cost $9,809,679)		9,819,454

Corporate Bonds and Notes—46.3%

Consumer Discretionary—7.3%

Automobiles—1.9%

Daimler Finance North America LLC:
1.50% Sr. Unsec. Nts., 7/5/19[1]	3,622,000	3,571,690
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	1,987,000	3,003,913

Ford Motor Credit Co. LLC, 3.664% Sr. Unsec. Nts., 9/8/24	5,189,000	5,110,947

General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	1,901,000	2,101,483

General Motors Financial Co., Inc., 3% Sr. Unsec. Nts., 9/25/17	3,292,000	3,312,104

Harley-Davidson, Inc., 4.625% Sr. Unsec. Nts., 7/28/45	1,017,000	1,030,211

Hyundai Capital America, 1.75% Sr. Unsec. Nts., 9/27/19[1]	4,062,000	3,993,762

Nissan Motor Acceptance Corp., 1.55% Sr. Unsec. Nts., 9/13/19[1]	1,010,000	996,031

Volkswagen Group of America Finance LLC, 1.60% Sr. Unsec. Nts., 11/20/17[1]	4,039,000	4,034,634

ZF North America Capital, Inc., 4.75% Sr. Unsec. Nts., 4/29/25[1]	3,917,000	4,068,784

		31,223,559

Diversified Consumer Services—0.2%

Service Corp. International, 5.375% Sr. Unsec. Nts., 5/15/24	3,463,000	3,615,718

Hotels, Restaurants & Leisure—0.6%

Aramark Services, Inc., 5% Sr. Unsec. Nts., 4/1/25[1]	2,026,000	2,090,579

Marriott International, Inc.:
3.25% Sr. Unsec. Nts., 9/15/22	1,755,000	1,772,364
6.375% Sr. Unsec. Nts., 6/15/17	3,038,000	3,067,104

Wyndham Worldwide Corp., 4.15% Sr. Unsec. Nts., 4/1/24	2,790,000	2,818,263

		9,748,310

Household Durables—1.1%

Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	3,903,000	3,932,272

Newell Brands, Inc.:
2.15% Sr. Unsec. Nts., 10/15/18	2,032,000	2,041,213
5.00% Sr. Unsec. Nts., 11/15/23	3,300,000	3,537,722
5.50% Sr. Unsec. Nts., 4/1/46	1,262,000	1,437,206

PulteGroup, Inc., 5% Sr. Unsec. Nts., 1/15/27	3,310,000	3,322,413

Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts., 4/15/23	2,711,000	2,753,373
4.875% Sr. Unsec. Nts., 11/15/25	621,000	627,210

Whirlpool Corp., 1.65% Sr. Unsec. Nts., 11/1/17	765,000	765,271

		18,416,680

12        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Internet & Catalog Retail—0.3%

Amazon.com, Inc., 4.95% Sr. Unsec. Nts., 12/5/44	$1,162,000	$1,318,676

QVC, Inc., 4.45% Sr. Sec. Nts., 2/15/25	3,380,000	3,282,724

		4,601,400

Leisure Equipment & Products—0.2%

Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	3,308,000	3,303,114

Media—1.6%

21st Century Fox America, Inc., 4.75% Sr. Unsec. Nts., 11/15/46[1]	1,673,000	1,683,023

Charter Communications Operating LLC/Charter Communications Operating Capital:
5.375% Sr. Sec. Nts., 5/1/47[1,6]	1,085,000	1,096,871
6.484% Sr. Sec. Nts., 10/23/45	2,720,000	3,149,042

Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,765,000	2,354,807

Historic TW, Inc., 9.15% Debs., 2/1/23	921,000	1,182,867

Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	1,240,000	1,281,153

Sky plc:
3.75% Sr. Unsec. Nts., 9/16/24[1]	1,871,000	1,892,726
6.10% Sr. Unsec. Nts., 2/15/18[1]	1,253,000	1,298,250

Thomson Reuters Corp., 1.65% Sr. Unsec. Nts., 9/29/17	3,310,000	3,311,341

Time Warner Cable LLC, 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	2,194,000	1,999,890

Viacom, Inc.:
2.25% Sr. Unsec. Nts., 2/4/22	834,000	802,713
3.45% Sr. Unsec. Nts., 10/4/26	1,008,000	958,535
4.375% Sr. Unsec. Nts., 3/15/43	2,635,000	2,291,667

Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts., 1/15/26[1]	2,521,000	2,546,210

		25,849,095

Multiline Retail—0.2%

Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23	3,765,000	4,028,550

Specialty Retail—0.8%

AutoZone, Inc., 1.625% Sr. Unsec. Nts., 4/21/19	689,000	682,428

Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	2,600,000	2,805,226

L Brands, Inc., 5.625% Sr. Unsec. Nts., 2/15/22	1,377,000	1,451,014

Lowe’s Cos., Inc., 3.70% Sr. Unsec. Nts., 4/15/46	1,919,000	1,785,651

Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	2,923,000	2,929,255

Sally Holdings LLC/Sally Capital, Inc., 5.625% Sr. Unsec. Nts., 12/1/25	2,080,000	2,087,800

Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	1,900,000	1,841,856

		13,583,230

Textiles, Apparel & Luxury Goods—0.4%

Hanesbrands, Inc., 4.875% Sr. Unsec. Nts., 5/15/26[1]	2,747,000	2,712,662

Levi Strauss & Co., 5% Sr. Unsec. Nts., 5/1/25	1,754,000	1,806,971

13        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Textiles, Apparel & Luxury Goods (Continued)

PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	$1,818,000	$1,845,270

		6,364,903

Consumer Staples—5.0%

Beverages—1.3%

Anheuser-Busch InBev Finance, Inc.:
1.90% Sr. Unsec. Nts., 2/1/19	4,162,000	4,169,583
3.65% Sr. Unsec. Nts., 2/1/26	2,382,000	2,412,849
4.90% Sr. Unsec. Nts., 2/1/46	914,000	990,777

Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	2,213,000	3,372,973

Beam Suntory, Inc., 1.875% Sr. Unsec. Nts., 5/15/17	1,607,000	1,608,081

Molson Coors Brewing Co.:
1.45% Sr. Unsec. Nts., 7/15/19	1,465,000	1,446,714
2.10% Sr. Unsec. Nts., 7/15/21	3,528,000	3,451,838
4.20% Sr. Unsec. Nts., 7/15/46	1,061,000	997,296

Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	3,220,000	3,405,147

		21,855,258

Food & Staples Retailing—1.3%

CVS Health Corp., 2.875% Sr. Unsec. Nts., 6/1/26	4,188,000	4,001,529

Koninklijke Ahold Delhaize NV, 6.50% Sr. Unsec. Nts., 6/15/17	2,543,000	2,565,455

Kroger Co. (The):
2.00% Sr. Unsec. Nts., 1/15/19	309,000	309,702
6.40% Sr. Unsec. Nts., 8/15/17	2,976,000	3,029,012
6.80% Sr. Unsec. Nts., 12/15/18	346,000	374,401
6.90% Sr. Unsec. Nts., 4/15/38	974,000	1,273,011

Walgreens Boots Alliance, Inc.:
1.75% Sr. Unsec. Nts., 5/30/18	2,713,000	2,716,947
3.10% Sr. Unsec. Nts., 6/1/23	4,590,000	4,589,399

Wal-Mart Stores, Inc., 4.30% Sr. Unsec. Nts., 4/22/44	2,149,000	2,249,423

		21,108,879

Food Products—1.9%

Bunge Ltd. Finance Corp.:
3.20% Sr. Unsec. Nts., 6/15/17	2,840,000	2,849,690
3.25% Sr. Unsec. Nts., 8/15/26	2,513,000	2,433,406
8.50% Sr. Unsec. Nts., 6/15/19	2,392,000	2,714,480

Ingredion, Inc., 1.80% Sr. Unsec. Nts., 9/25/17	3,361,000	3,362,983

JM Smucker Co. (The), 1.75% Sr. Unsec. Nts., 3/15/18	2,582,000	2,585,341

Kraft Heinz Foods Co.:
2.80% Sr. Unsec. Nts., 7/2/20	3,670,000	3,721,864
4.375% Sr. Unsec. Nts., 6/1/46	2,599,000	2,438,387

Lamb Weston Holdings, Inc., 4.875% Sr. Unsec. Nts., 11/1/26[1]	2,186,000	2,235,185

Mondelez International Holdings Netherlands BV, 1.625% Sr. Unsec. Nts., 10/28/19[1]	4,239,000	4,177,246

Smithfield Foods, Inc., 2.70% Sr. Unsec. Nts., 1/31/20[1]	3,964,000	3,966,180

14        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Food Products (Continued)

TreeHouse Foods, Inc., 6% Sr. Unsec. Nts., 2/15/24[1]	$1,955,000	$2,057,638

		32,542,400

Tobacco—0.5%

Altria Group, Inc., 3.875% Sr. Unsec. Nts., 9/16/46	2,547,000	2,366,242

Imperial Brands Finance plc, 2.05% Sr. Unsec. Nts., 7/20/18[1]	3,951,000	3,954,734

Reynolds American, Inc., 5.85% Sr. Unsec. Nts., 8/15/45	1,335,000	1,574,757

		7,895,733

Energy—3.8%

Energy Equipment & Services—0.7%

Halliburton Co., 5% Sr. Unsec. Nts., 11/15/45	893,000	941,528

Helmerich & Payne International Drilling Co., 4.65% Sr. Unsec. Nts., 3/15/25	1,313,000	1,367,105

Schlumberger Holdings Corp.:
1.90% Sr. Unsec. Nts., 12/21/17[1]	3,515,000	3,521,566
4.00% Sr. Unsec. Nts., 12/21/25[1]	2,365,000	2,467,161

Sinopec Group Overseas Development 2014 Ltd., 1.75% Sr. Unsec. Nts., 4/10/17[1]	3,325,000	3,325,140

		11,622,500

Oil, Gas & Consumable Fuels—3.1%

Anadarko Petroleum Corp.:
4.50% Sr. Unsec. Nts., 7/15/44	707,000	669,270
6.20% Sr. Unsec. Nts., 3/15/40	814,000	921,927

Apache Corp., 4.75% Sr. Unsec. Nts., 4/15/43	1,204,000	1,209,806

Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	2,119,000	2,234,818

BP Capital Markets plc, 1.676% Sr. Unsec. Nts., 5/3/19	3,984,000	3,965,231

Buckeye Partners LP, 3.95% Sr. Unsec. Nts., 12/1/26	1,012,000	993,007

Chevron Corp., 1.561% Sr. Unsec. Nts., 5/16/19	3,896,000	3,884,047

CNOOC Nexen Finance 2014 ULC, 1.625% Sr. Unsec. Nts., 4/30/17	2,927,000	2,927,702

Columbia Pipeline Group, Inc., 4.50% Sr. Unsec. Nts., 6/1/25	1,996,000	2,094,483

ConocoPhillips Co.:
4.95% Sr. Unsec. Nts., 3/15/26	461,000	512,540
5.95% Sr. Unsec. Nts., 3/15/46	973,000	1,211,593

Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	1,153,000	1,114,243

Energy Transfer Partners LP, 5.30% Sr. Unsec. Nts., 4/15/47	1,101,000	1,060,737

EnLink Midstream Partners LP, 4.85% Sr. Unsec. Nts., 7/15/26	994,000	1,027,461

Enterprise Products Operating LLC:
4.85% Sr. Unsec. Nts., 8/15/42	987,000	997,711
4.90% Sr. Unsec. Nts., 5/15/46	399,000	409,074

EQT Midstream Partners LP, 4.125% Sr. Unsec. Nts., 12/1/26	1,485,000	1,473,381

Kinder Morgan, Inc., 5.55% Sr. Unsec. Nts., 6/1/45	3,287,000	3,381,952

Noble Energy, Inc., 5.05% Sr. Unsec. Nts., 11/15/44	1,022,000	1,046,137

ONEOK Partners LP, 4.90% Sr. Unsec. Nts., 3/15/25	1,781,000	1,888,140

Phillips 66 Partners LP, 3.605% Sr. Unsec. Nts., 2/15/25	3,480,000	3,394,295

Sabine Pass Liquefaction LLC, 4.20% Sr. Sec. Nts., 3/15/28[1]	2,034,000	2,004,761

Shell International Finance BV, 4% Sr. Unsec. Nts., 5/10/46	1,430,000	1,378,171

15        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Oil, Gas & Consumable Fuels (Continued)

Tesoro Corp., 5.125% Sr. Unsec. Nts., 12/15/26[1]	$3,903,000	$4,113,762

Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.25% Sr. Unsec. Nts., 1/15/25	2,837,000	2,971,757

TransCanada PipeLines Ltd., 1.625% Sr. Unsec. Nts., 11/9/17	4,122,000	4,122,610

		51,008,616

Financials—12.4%

Capital Markets—2.8%

Apollo Management Holdings LP, 4% Sr. Unsec. Nts., 5/30/24[1]	2,967,000	2,977,634

Bank of New York Mellon Corp. (The), 3% Sub. Nts., 10/30/28	1,759,000	1,675,870

Brookfield Asset Management, Inc., 4% Sr. Unsec. Nts., 1/15/25	3,678,000	3,708,377

Credit Suisse AG (New York), 3.625% Sr. Unsec. Nts., 9/9/24	2,169,000	2,203,728

Credit Suisse Group Funding Guernsey Ltd., 4.55% Sr. Unsec. Nts., 4/17/26	1,635,000	1,692,815

E*TRADE Financial Corp., 5.875% Jr. Sub. Perpetual Bonds[2,9]	4,177,000	4,313,797

Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts., 11/16/26	2,459,000	2,412,205
3.75% Sr. Unsec. Nts., 2/25/26	2,271,000	2,289,536
3.85% Sr. Unsec. Nts., 1/26/27	4,758,000	4,788,618

Morgan Stanley:
4.375% Sr. Unsec. Nts., 1/22/47	3,246,000	3,238,307
5.00% Sub. Nts., 11/24/25	3,804,000	4,091,476

MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[1]	3,907,000	3,955,837

Raymond James Financial, Inc., 3.625% Sr. Unsec. Nts., 9/15/26	2,338,000	2,306,046

S&P Global, Inc., 2.50% Sr. Unsec. Nts., 8/15/18	3,908,000	3,939,944

UBS Group Funding Jersey Ltd., 4.125% Sr. Unsec. Nts., 4/15/26[1]	2,277,000	2,318,815

UBS Group Funding Switzerland AG, 4.253% Sr. Unsec. Nts., 3/23/28[1]	1,654,000	1,677,705

		47,590,710

Commercial Banks—5.6%

Bank of America Corp.:
3.248% Sr. Unsec. Nts., 10/21/27	3,512,000	3,350,104
3.824% Sr. Unsec. Nts., 1/20/28[2]	2,415,000	2,424,822
7.75% Jr. Sub. Nts., 5/14/38	2,782,000	3,832,188

BB&T Corp., 2.05% Sr. Unsec. Nts., 5/10/21	3,974,000	3,914,672

Citigroup, Inc., 4.75% Sub. Nts., 5/18/46	1,946,000	1,927,297

Citizens Bank NA (Providence RI), 2.55% Sr. Unsec. Nts., 5/13/21	3,113,000	3,098,027

Credit Agricole SA (London), 4.125% Sr. Unsec. Nts., 1/10/27[1]	4,157,000	4,131,671

Danske Bank AS, 2.80% Sr. Unsec. Nts., 3/10/21[1]	2,225,000	2,244,825

Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts., 3/15/26	2,246,000	2,267,934

First Republic Bank, 4.375% Sub. Nts., 8/1/46	1,716,000	1,657,261

FirstMerit Bank NA (Akron OH), 4.27% Sub. Nts., 11/25/26	2,998,000	3,049,524

Glencore Funding LLC, 4% Sr. Unsec. Nts., 4/16/25[1]	2,380,000	2,372,539

HSBC Holdings plc, 4.041% Sr. Unsec. Nts., 3/13/28[2]	1,921,000	1,943,946

16        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Commercial Banks (Continued)

Huntington Bancshares, Inc., 3.15% Sr. Unsec. Nts., 3/14/21	$2,425,000	$2,468,943

ING Bank NV, 2.75% Sr. Unsec. Nts., 3/22/21[1]	2,986,000	3,001,683

ING Groep NV, 3.95% Sr. Unsec. Nts., 3/29/27	1,770,000	1,771,285

JPMorgan Chase & Co.:
3.782% Sr. Unsec. Nts., 2/1/28[2]	7,219,000	7,294,742
4.26% Sr. Unsec. Nts., 2/22/48[2]	1,665,000	1,666,304

KeyBank NA (Cleveland OH), 3.40% Sub. Nts., 5/20/26	3,357,000	3,270,634

Lloyds Banking Group plc:
3.75% Sr. Unsec. Nts., 1/11/27	4,523,000	4,454,952
6.413% Jr. Sub. Perpetual Bonds[1,2,9]	214,000	231,655
6.657% Jr. Sub. Perpetual Bonds[1,2,9]	2,718,000	2,969,415

PNC Bank NA:
2.55% Sr. Unsec. Nts., 12/9/21	1,748,000	1,745,177
2.625% Sr. Unsec. Nts., 2/17/22	850,000	851,010

Regions Bank (Birmingham AL), 2.25% Sr. Unsec. Nts., 9/14/18	2,706,000	2,715,092

Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds[2,9]	4,212,000	3,948,750

Skandinaviska Enskilda Banken AB, 2.80% Sr. Unsec. Nts., 3/11/22	4,129,000	4,141,775

Standard Chartered plc, 2.549% Jr. Sub. Perpetual Bonds[1,2,9]	2,700,000	2,261,250

SunTrust Bank (Atlanta GA), 3.30% Sub. Nts., 5/15/26	1,673,000	1,627,424

Swedbank AB:
2.65% Sr. Unsec. Nts., 3/10/21[1]	2,356,000	2,368,998
2.80% Sr. Unsec. Nts., 3/14/22[1]	1,652,000	1,655,800

US Bancorp, 3.10% Sub. Nts., 4/27/26	2,315,000	2,275,508

Wells Fargo & Co.:
4.75% Sub. Nts., 12/7/46	2,447,000	2,507,399
5.90% Jr. Sub. Perpetual Bonds, Series S2,9	3,147,000	3,289,716

		92,732,322

Consumer Finance—1.5%

Ally Financial, Inc., 4.625% Sr. Unsec. Nts., 3/30/25	3,956,000	3,951,055

American Express Credit Corp., 2.70% Sr. Unsec. Nts., 3/3/22	6,608,000	6,605,786

Capital One Financial Corp.:
3.20% Sr. Unsec. Nts., 2/5/25	774,000	750,672
3.75% Sr. Unsec. Nts., 3/9/27	4,227,000	4,192,465

Discover Financial Services:
3.75% Sr. Unsec. Nts., 3/4/25	1,743,000	1,712,651
3.95% Sr. Unsec. Nts., 11/6/24	2,281,000	2,287,905
4.10% Sr. Unsec. Nts., 2/9/27	1,658,000	1,661,714

Electricite de France SA, 6.50% Sr. Unsec. Nts., 1/26/19[1]	2,400,000	2,584,951

Synchrony Financial, 4.50% Sr. Unsec. Nts., 7/23/25	894,000	918,919

		24,666,118

Diversified Financial Services—0.5%

Berkshire Hathaway Energy Co., 2% Sr. Unsec. Nts., 11/15/18	1,134,000	1,137,909

Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[1]	1,973,000	1,984,193

17        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Diversified Financial Services (Continued)

Suntory Holdings Ltd., 1.65% Sr. Unsec. Nts., 9/29/17[1]	$1,717,000	$1,717,480

Voya Financial, Inc., 5.65% Jr. Sub. Nts., 5/15/53[2]	3,667,000	3,740,340

		8,579,922

Insurance—1.2%

Arch Capital Finance LLC, 4.011% Sr. Unsec. Nts., 12/15/26	2,445,000	2,511,724

AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	2,591,000	2,640,271

Manulife Financial Corp., 4.061% Sub. Nts., 2/24/32[2]	2,475,000	2,484,249

Marsh & McLennan Cos., Inc., 4.35% Sr. Unsec. Nts., 1/30/47	1,731,000	1,751,528

MetLife, Inc., 5.25% Jr. Sub. Perpetual Bonds[2,9]	2,353,000	2,433,197

Prudential Financial, Inc.:
5.20% Jr. Sub. Nts., 3/15/44[2]	3,124,000	3,211,472
5.375% Jr. Sub. Nts., 5/15/45[2]	620,000	650,380

TIAA Asset Management Finance Co. LLC, 4.125% Sr. Unsec. Nts., 11/1/24[1]	3,870,000	3,949,625

		19,632,446

Real Estate Investment Trusts (REITs)—0.8%

American Tower Corp.:
2.80% Sr. Unsec. Nts., 6/1/20	462,000	465,613
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	1,324,000	1,425,658
5.90% Sr. Unsec. Nts., 11/1/21	1,523,000	1,705,603

Boston Properties LP, 3.70% Sr. Unsec. Nts., 11/15/18	3,138,000	3,217,031

HCP, Inc., 5.625% Sr. Unsec. Nts., 5/1/17	1,750,000	1,755,226

Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	1,056,000	1,056,002

WEA Finance LLC/Westfield UK & Europe Finance plc, 1.75% Sr. Unsec. Nts., 9/15/17[1]	2,869,000	2,870,050

Welltower, Inc., 2.25% Sr. Unsec. Nts., 3/15/18	681,000	684,107

		13,179,290

Health Care—3.2%

Biotechnology—1.2%

AbbVie, Inc.:
3.60% Sr. Unsec. Nts., 5/14/25	1,998,000	2,001,680
4.70% Sr. Unsec. Nts., 5/14/45	723,000	723,678

Biogen, Inc., 5.20% Sr. Unsec. Nts., 9/15/45	980,000	1,063,213

Celgene Corp.:
2.125% Sr. Unsec. Nts., 8/15/18	4,024,000	4,044,233
3.875% Sr. Unsec. Nts., 8/15/25	1,935,000	1,981,014
5.00% Sr. Unsec. Nts., 8/15/45	484,000	508,404

Gilead Sciences, Inc., 4.75% Sr. Unsec. Nts., 3/1/46	1,736,000	1,774,355

Shire Acquisitions Investments Ireland DAC:
1.90% Sr. Unsec. Nts., 9/23/19	4,193,000	4,162,052
3.20% Sr. Unsec. Nts., 9/23/26	3,252,000	3,111,471

		19,370,100

Health Care Equipment & Supplies—0.8%

Abbott Laboratories:
2.35% Sr. Unsec. Nts., 11/22/19	4,106,000	4,125,068

18        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Health Care Equipment & Supplies (Continued)

Abbott Laboratories: (Continued)
4.90% Sr. Unsec. Nts., 11/30/46	$1,687,000	$1,756,000

Baxter International, Inc., 2.60% Sr. Unsec. Nts., 8/15/26	1,951,000	1,831,663

Boston Scientific Corp., 3.85% Sr. Unsec. Nts., 5/15/25	2,990,000	3,040,690

Medtronic, Inc., 4.625% Sr. Unsec. Nts., 3/15/45	1,943,000	2,092,005

		12,845,426

Health Care Providers & Services—0.3%

Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[1]	1,621,000	1,762,837

Laboratory Corp. of America Holdings, 3.60% Sr. Unsec. Nts., 2/1/25	2,381,000	2,358,219

McKesson Corp., 4.883% Sr. Unsec. Nts., 3/15/44	1,597,000	1,654,327

		5,775,383

Life Sciences Tools & Services—0.3%

Quintiles IMS, Inc., 5% Sr. Unsec. Nts., 10/15/26[1]	1,488,000	1,497,300

Thermo Fisher Scientific, Inc.:
4.15% Sr. Unsec. Nts., 2/1/24	1,299,000	1,364,923
5.30% Sr. Unsec. Nts., 2/1/44	1,268,000	1,443,835

		4,306,058

Pharmaceuticals—0.6%

Actavis Funding SCS:
1.30% Sr. Unsec. Nts., 6/15/17	1,870,000	1,869,906
2.35% Sr. Unsec. Nts., 3/12/18	1,567,000	1,574,135
3.80% Sr. Unsec. Nts., 3/15/25	2,651,000	2,674,377
4.75% Sr. Unsec. Nts., 3/15/45	1,105,000	1,116,608

Teva Pharmaceutical Finance Netherlands III BV, 1.70% Sr. Unsec. Nts., 7/19/19	3,718,000	3,677,325

		10,912,351

Industrials—3.9%

Aerospace & Defense—0.8%

BAE Systems Holdings, Inc., 3.85% Sr. Unsec. Nts., 12/15/25[1]	2,818,000	2,896,695

Hexcel Corp., 3.95% Sr. Unsec. Nts., 2/15/27	1,533,000	1,547,617

L3 Technologies, Inc., 3.85% Sr. Unsec. Nts., 12/15/26	1,048,000	1,064,559

Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	2,275,000	2,468,944

Rockwell Collins, Inc., 4.35% Sr. Unsec. Nts., 4/15/47[6]	1,506,000	1,503,237

Textron, Inc.:
3.65% Sr. Unsec. Nts., 3/15/27	1,019,000	1,013,905
3.875% Sr. Unsec. Nts., 3/1/25	902,000	918,846
4.30% Sr. Unsec. Nts., 3/1/24	1,672,000	1,757,511

United Technologies Corp., 1.778% Jr. Sub. Nts., 5/4/18[2]	668,000	667,959

		13,839,273

Air Freight & Couriers—0.0%

FedEx Corp., 4.40% Sr. Unsec. Nts., 1/15/47	754,000	736,801

19        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Building Products—0.3%

Johnson Controls International plc:
1.40% Sr. Unsec. Nts., 11/2/17	$587,000	$585,902
4.50% Sr. Unsec. Nts., 2/15/47	1,020,000	1,041,108

Owens Corning, 3.40% Sr. Unsec. Nts., 8/15/26	2,815,000	2,731,192

		4,358,202

Commercial Services & Supplies—0.5%

Pitney Bowes, Inc., 4.625% Sr. Unsec. Nts., 3/15/24	3,294,000	3,256,969

Republic Services, Inc., 3.80% Sr. Unsec. Nts., 5/15/18	3,298,000	3,370,770

Waste Management, Inc., 4.10% Sr. Unsec. Nts., 3/1/45	906,000	911,903

		7,539,642

Electrical Equipment—0.2%

Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[1]	3,986,000	4,008,401

Industrial Conglomerates—0.1%

Roper Technologies, Inc.:
3.80% Sr. Unsec. Nts., 12/15/26	666,000	670,171
3.85% Sr. Unsec. Nts., 12/15/25	1,645,000	1,672,027

		2,342,198

Machinery—0.5%

Fortive Corp., 1.80% Sr. Unsec. Nts., 6/15/19[1]	4,025,000	4,001,321

Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	2,762,000	2,791,697

Wabtec Corp., 3.45% Sr. Unsec. Nts., 11/15/26[1]	1,687,000	1,643,651

		8,436,669

Professional Services—0.4%

Equifax, Inc., 6.30% Sr. Unsec. Nts., 7/1/17	3,375,000	3,412,506

Experian Finance plc, 2.375% Sr. Unsec. Nts., 6/15/17[1]	2,814,000	2,818,013

		6,230,519

Road & Rail—0.6%

Canadian Pacific Railway Co., 4.80% Sr. Unsec. Nts., 9/15/35	636,000	692,539

ERAC USA Finance LLC, 6.375% Sr. Unsec. Nts., 10/15/17[1]	3,115,000	3,189,277

Norfolk Southern Corp., 4.65% Sr. Unsec. Nts., 1/15/46	1,042,000	1,118,298

Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.40% Sr. Unsec. Nts., 11/15/26[1]	3,340,000	3,216,878
3.75% Sr. Unsec. Nts., 5/11/17[1]	1,858,000	1,862,273

		10,079,265

Trading Companies & Distributors—0.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95% Sr. Unsec. Nts., 2/1/22	3,927,000	4,036,881

Air Lease Corp.:
3.00% Sr. Unsec. Nts., 9/15/23	1,719,000	1,682,017
3.625% Sr. Unsec. Nts., 4/1/27	1,765,000	1,718,851

		7,437,749

20        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Information Technology—3.0%

Electronic Equipment, Instruments, & Components—0.2%

CDW LLC/CDW Finance Corp., 5.50% Sr. Unsec. Nts., 12/1/24	$631,000	$664,128

Tech Data Corp., 4.95% Sr. Unsec. Nts., 2/15/27	3,069,000	3,103,581

		3,767,709

Internet Software & Services—0.1%

VeriSign, Inc., 5.25% Sr. Unsec. Nts., 4/1/25	1,151,000	1,198,479

IT Services—0.9%

Broadridge Financial Solutions, Inc., 3.40% Sr. Unsec. Nts., 6/27/26	1,963,000	1,917,095

Everett Spinco, Inc.:
2.875% Sr. Unsec. Nts., 3/27/20[1]	2,944,000	2,968,797
4.75% Sr. Unsec. Nts., 4/15/27[1]	3,153,000	3,217,649

Fidelity National Information Services, Inc.:
1.45% Sr. Unsec. Nts., 6/5/17	2,582,000	2,581,799
2.85% Sr. Unsec. Nts., 10/15/18	788,000	799,129

Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	2,957,000	2,970,014

		14,454,483

Semiconductors & Semiconductor Equipment—0.5%

Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.375% Sr. Unsec. Nts., 1/15/20[1]	4,009,000	4,010,756
3.875% Sr. Unsec. Nts., 1/15/27[1]	2,995,000	3,019,849

Intel Corp., 4.90% Sr. Unsec. Nts., 7/29/45	1,083,000	1,214,839

		8,245,444

Software—0.9%

Autodesk, Inc.:
1.95% Sr. Unsec. Nts., 12/15/17	2,624,000	2,628,728
4.375% Sr. Unsec. Nts., 6/15/25	985,000	1,016,622

Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% Sr. Sec. Nts., 6/1/19[1]	3,913,000	4,013,537
6.02% Sr. Sec. Nts., 6/15/26[1]	2,654,000	2,903,824

Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[1]	2,188,000	2,286,460

Oracle Corp., 2.40% Sr. Unsec. Nts., 9/15/23	2,486,000	2,417,869

		15,267,040

Technology Hardware, Storage & Peripherals—0.4%

Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	2,261,000	2,321,373

Hewlett Packard Enterprise Co.:
2.45% Sr. Unsec. Nts., 10/5/17	2,645,000	2,653,073
6.35% Sr. Unsec. Nts., 10/15/45	1,790,000	1,853,212

		6,827,658

Materials—2.7%

Chemicals—1.3%

Agrium, Inc.:
3.375% Sr. Unsec. Nts., 3/15/25	1,681,000	1,661,697

21        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Chemicals (Continued)

Agrium, Inc.: (Continued)
4.125% Sr. Unsec. Nts., 3/15/35	$660,000	$634,248

CF Industries, Inc., 4.50% Sr. Sec. Nts., 12/1/26[1]	1,919,000	1,953,926

Eastman Chemical Co., 4.65% Sr. Unsec. Nts., 10/15/44	976,000	985,766

Ecolab, Inc., 2% Sr. Unsec. Nts., 1/14/19	3,432,000	3,456,439

PolyOne Corp., 5.25% Sr. Unsec. Nts., 3/15/23	3,940,000	3,989,250

RPM International, Inc.:
3.45% Sr. Unsec. Unsub. Nts., 11/15/22	3,050,000	3,092,300
3.75% Sr. Unsec. Nts., 3/15/27	1,026,000	1,027,656

Valspar Corp. (The):
3.30% Sr. Unsec. Nts., 2/1/25	915,000	881,069
3.95% Sr. Unsec. Nts., 1/15/26	1,587,000	1,610,661

Yara International ASA, 3.80% Sr. Unsec. Nts., 6/6/26[1]	2,395,000	2,362,653

		21,655,665

Construction Materials—0.4%

CRH America, Inc., 5.125% Sr. Unsec. Nts., 5/18/45[1]	1,488,000	1,635,407

James Hardie International Finance Ltd., 5.875% Sr. Unsec. Nts., 2/15/23[1]	1,902,000	1,973,325

LafargeHolcim Finance US LLC, 3.50% Sr. Unsec. Nts., 9/22/26[1]	1,005,000	973,417

Vulcan Materials Co., 3.90% Sr. Unsec. Nts., 4/1/27	2,715,000	2,736,837

		7,318,986

Containers & Packaging—0.7%

Ball Corp., 5.25% Sr. Unsec. Nts., 7/1/25	173,000	183,812

International Paper Co.:
3.00% Sr. Unsec. Nts., 2/15/27	1,921,000	1,799,232
4.80% Sr. Unsec. Nts., 6/15/44	1,606,000	1,604,722

Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	745,000	752,553
4.50% Sr. Unsec. Nts., 11/1/23	3,023,000	3,234,383

Silgan Holdings, Inc., 4.75% Sr. Unsec. Nts., 3/15/25[1]	3,315,000	3,335,719

		10,910,421

Metals & Mining—0.2%

Goldcorp, Inc., 5.45% Sr. Unsec. Nts., 6/9/44	1,098,000	1,164,488

Rio Tinto Finance USA Ltd., 3.75% Sr. Unsec. Nts., 6/15/25	1,544,000	1,606,631

		2,771,119

Paper & Forest Products—0.1%

Louisiana-Pacific Corp., 4.875% Sr. Unsec. Nts., 9/15/24	2,196,000	2,212,470

Telecommunication Services—1.7%

Diversified Telecommunication Services—1.7%

AT&T, Inc.:
3.80% Sr. Unsec. Nts., 3/15/22	3,537,000	3,662,252
4.35% Sr. Unsec. Nts., 6/15/45	3,224,000	2,844,013

22        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Diversified Telecommunication Services (Continued)

British Telecommunications plc, 9.375% Sr. Unsec. Nts., 12/15/30	$3,358,000	$5,049,499

Deutsche Telekom International Finance BV, 3.60% Sr. Unsec. Nts., 1/19/27[1]	1,929,000	1,924,286

Telefonica Emisiones SAU:
3.192% Sr. Unsec. Nts., 4/27/18	3,214,000	3,256,476
4.103% Sr. Unsec. Nts., 3/8/27	1,104,000	1,113,409
5.213% Sr. Unsec. Nts., 3/8/47	1,844,000	1,880,135
7.045% Sr. Unsec. Unsub. Nts., 6/20/36	1,304,000	1,617,999

Verizon Communications, Inc.:
1.75% Sr. Unsec. Nts., 8/15/21	2,824,000	2,706,019
4.125% Sr. Unsec. Nts., 8/15/46	1,749,000	1,514,725
4.522% Sr. Unsec. Nts., 9/15/48	2,207,000	2,016,867

		27,585,680

Utilities—3.3%

Electric Utilities—2.5%

AEP Texas, Inc., 3.85% Sr. Unsec. Nts., 10/1/25[1]	2,044,000	2,118,418

Cleco Corporate Holdings LLC, 3.743% Sr. Sec. Nts., 5/1/26[1]	1,936,000	1,917,567

Duke Energy Corp., 3.75% Sr. Unsec. Nts., 9/1/46	1,981,000	1,792,829

Edison International, 2.95% Sr. Unsec. Nts., 3/15/23	2,275,000	2,275,280

Emera US Finance LP, 2.15% Sr. Unsec. Nts., 6/15/19	1,444,000	1,444,206

Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[1]	3,232,000	3,297,125

Entergy Texas, Inc., 7.125% Sec. Nts., 2/1/19	1,118,000	1,215,491

Exelon Corp., 4.45% Sr. Unsec. Nts., 4/15/46	1,043,000	1,037,242

Great Plains Energy, Inc.:
2.50% Sr. Unsec. Nts., 3/9/20	1,839,000	1,850,049
4.85% Sr. Unsec. Nts., 4/1/47	1,610,000	1,648,889

Indiana Michigan Power Co., Series K, 4.55% Sr. Unsec. Nts., 3/15/46	821,000	870,473

ITC Holdings Corp., 5.30% Sr. Unsec. Nts., 7/1/43	1,081,000	1,206,853

NextEra Energy Capital Holdings, Inc., 1.586% Sr. Unsec. Nts., 6/1/17	3,520,000	3,521,074

Pennsylvania Electric Co., 5.20% Sr. Unsec. Nts., 4/1/20	500,000	531,894

PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	4,000,000	4,326,472

Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,770,000	2,952,147

Southern Power Co., 1.95% Sr. Unsec. Nts., 12/15/19	3,668,000	3,642,991

TECO Finance, Inc., 6.572% Sr. Unsec. Nts., 11/1/17	3,227,000	3,314,668

Trans-Allegheny Interstate Line Co., 3.85% Sr. Unsec. Nts., 6/1/25[1]	2,476,000	2,540,252

		41,503,920

Multi-Utilities—0.8%

Dominion Resources, Inc.:
1.875% Sr. Unsec. Nts., 1/15/19	1,804,000	1,802,627
4.90% Sr. Unsec. Nts., 8/1/41	1,637,000	1,735,356

23        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Multi-Utilities (Continued)

Enable Midstream Partners LP, 4.40% Sr. Unsec. Nts., 3/15/27	$551,000	$547,919

NiSource Finance Corp.:
4.80% Sr. Unsec. Nts., 2/15/44	1,858,000	1,959,986
6.80% Sr. Unsec. Nts., 1/15/19	3,495,000	3,782,289

Public Service Enterprise Group, Inc., 1.60% Sr. Unsec. Nts., 11/15/19	3,471,000	3,435,964

		13,264,141

Total Corporate Bonds and Notes (Cost $761,146,478)		768,350,005

Short-Term Notes—17.4%

Aerospace & Defense—0.9%
Rockwell Collins, Inc., 1.112%, 4/3/17[10]	7,400,000	7,399,324

United Technologies Corp., 1.241%, 4/27/17[10,11]	7,400,000	7,393,257

		14,792,581

Banks—1.4%
Mizuho Bank Ltd. (New York), 1.012%, 5/18/17[10,11]	7,400,000	7,391,268

Nordea Bank AB, 0.942%, 4/10/17[10,11]	7,200,000	7,198,290

Svenska Handelsbanken AB, 0.932%, 5/16/17[10,11]	6,500,000	6,493,339

Swedbank AB, 0.942%, 5/25/17[10]	3,300,000	3,295,346

		24,378,243

Chemicals—0.7%
Eastman Chemical Co., 1.181%, 4/13/17[10,11]	3,300,000	3,298,638

Ecolab, Inc., 1.10%, 4/5/17[10]	7,400,000	7,398,863

		10,697,501

Commercial Services & Supplies—0.2%
Equifax, Inc., 1.212%, 5/8/17[10,11]	3,300,000	3,295,653

Computers & Peripherals—0.6%
HP, Inc., 1.193%, 4/17/17[10]	3,300,000	3,298,741

NetApp, Inc., 1.201%, 4/18/17[10,11]	6,500,000	6,496,220

		9,794,961

Electric Utilities—1.9%
Ameren Illinois Co., 1.08%, 4/3/17[10]	5,260,000	5,259,519

Commonwealth Edison Co., 1.201%, 4/4/17[10,11]	3,200,000	3,199,609

Duke Energy Corp., 1.042%, 4/10/17[10,11]	3,300,000	3,298,965

Eversource Energy, 1.09%, 4/13/17[10,11]	7,400,000	7,397,066

NextEra Energy Capital Holdings, Inc., 1.121%, 4/10/17[10,11]	3,200,000	3,198,997

Sempra Energy Holdings, 1.323%, 5/15/17[10,11]	6,400,000	6,389,920

Southern Co., 1.201%, 4/17/17[1,10,11]	2,400,000	2,398,685

		31,142,761

Electrical Equipment—0.5%
Eaton Corp., 1.08%, 4/5/17[1,10,11]	7,400,000	7,398,863

24        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Electronic Equipment & Instruments—0.8%
Amphenol Corp., 1.231%, 4/6/17[10]	$7,300,000	$7,298,650

Tyco Electronics, 1.13%, 4/3/17[10,11]	7,200,000	7,199,342

		14,497,992

Food Products—0.9%
General Mills, Inc., 1%, 4/5/17[10,11]	6,400,000	6,399,017

Mondelez International, Inc., 1.093%, 4/12/17[10,11]	2,400,000	2,399,090

Tyson Food, Inc., 1.251%, 4/27/17[10,11]	7,400,000	7,393,462

		16,191,569

Health Care Equipment & Supplies—0.9%
CR Bard, Inc., 1.07%, 4/4/17[10]	7,400,000	7,399,113

Medtronic Global Holdings SCA, 1.141%, 4/28/17[10,11]	7,400,000	7,393,490

		14,792,603

Household Durables—0.4%
Mohawk Industries, Inc., 1.181%, 4/24/17[10,11]	7,400,000	7,394,105

Household Products—0.4%
Clorox Co. (The), 1.141%, 4/20/17[10,11]	7,300,000	7,295,251

IT Services—0.4%
Western Union Co., 1.13%, 4/4/17[10,11]	6,600,000	6,599,193

Leasing & Factoring—2.0%
Harley-Davidson Financial Services, Inc., 0.922%, 4/20/17[10,11]	4,900,000	4,896,812

Hitachi Capital America Corp., 1.422%, 4/26/17[10]	7,400,000	7,393,544

Hyundai Capital America, 1.211%, 4/24/17[10,11]	7,400,000	7,394,105

Nissan Motor Acceptance Corp., 0.972%, 5/24/17[10,11]	7,400,000	7,385,648

Toyota Motor Credit Corp., 0.942%, 5/8/17[10]	7,400,000	7,392,634

		34,462,743

Leisure Equipment & Products—0.3%
Mattel, Inc., 1.07%, 4/13/17[10]	4,100,000	4,098,308

Machinery—0.4%
John Deere Financial, Inc., 0.871%, 4/28/17[1,10,11]	7,400,000	7,395,217

Media—0.5%
Omnicom Capital, Inc., 1.201%, 5/8/17[10,11]	4,900,000	4,893,545

WPP CP LLC, 1.17%, 4/5/17[10]	3,300,000	3,299,493

		8,193,038

Multiline Retail—0.5%
Dollar General Corp., 1.18%, 4/11/17[10,11]	7,400,000	7,397,286

Multi-Utilities—0.5%
Xcel Energy, Inc., 1.141%, 4/10/17[10,11]	7,400,000	7,397,679

25        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Oil, Gas & Consumable Fuels—1.2%
Chevron Corp., 0.802%, 5/2/17[10]	$6,500,000	$6,495,158

Exxon Mobil Corp., 0.741%, 5/3/17[10]	5,700,000	5,695,616

Total Capital Canada Ltd., 0.932%, 4/26/17[10,11]	7,300,000	7,295,381

		19,486,155

Receivables Finance—0.4%
Thunder Bay Funding LLC, 1.043%, 4/25/17[10,11]	7,100,000	7,095,479

Software—0.2%
Thomson Reuters Corp., 1.102%, 4/24/17[10]	3,200,000	3,197,606

Telephone Utilities—0.9%
Bell Canada, 1.194%, 5/10/17[10,11]	7,400,000	7,390,528

TELUS Corp., 1.143%, 4/28/17[10,11]	7,300,000	7,293,062

		14,683,590

Water Utilities—0.5%
American Water Capital Corp., 1.08%, 4/11/17[10,11]	7,400,000	7,397,526

Total Short-Term Notes (Cost $289,084,282)		289,075,903

Certificate of Deposit—0.4%

DBS Bank Ltd., 0.982%, 5/3/17 (Cost $7,393,554)	7,400,000	7,393,963

	Shares

Investment Company—2.4%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.66%[13,14] (Cost $39,173,163)	39,173,163	39,173,163

Total Investments, at Value (Cost $2,054,230,919)	124.4%	2,065,556,289

Net Other Assets (Liabilities)	(24.4)	(404,578,957)

Net Assets	100.0%	$1,660,977,332

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $347,518,844 or 20.92% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $11,219,076 or 0.68% of the Fund’s net assets at period end.

4. Interest rate is less than 0.0005%.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $118,491 or 0.01% of the Fund’s net assets at period end.

26        OPPENHEIMER CORE BOND FUND

Footnotes to Statement of Investments (Continued)

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

7. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $3,484,887. See Note 5 of the accompanying Notes.

8. All or a portion of the security position has been pledged for collateral in association with forward roll transactions. See Note 3 of the accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

10. Current yield as of period end.

11. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $210,153,988 or 12.65% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

12. The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

13. Rate shown is the 7-day yield at period end.

14. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2016	Gross Additions	Gross Reductions	Shares March 31, 2017

Oppenheimer Institutional
Government Money Market Fund, Cl. E	45,207,406	1,086,017,855	1,092,052,098	39,173,163

			Value	Income

Oppenheimer Institutional Government Money Market Fund, Cl. E			$39,173,163	$47,074

Futures Contracts as of March 31, 2017
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)

United States Treasury Long Bonds	CBT	Buy	6/21/17	383	$57,773,156	$289,919
United States Treasury Nts., 10 yr.	CBT	Sell	6/21/17	84	10,463,250	10,962
United States Treasury Nts., 2 yr.	CBT	Sell	6/30/17	1,349	291,995,267	(184,459)
United States Treasury Nts., 2 yr.	CBT	Buy	6/30/17	1,367	295,891,423	150,974
United States Treasury Nts., 5 yr.	CBT	Buy	6/30/17	70	8,240,859	21,461
United States Ultra Bonds	CBT	Buy	6/21/17	441	70,835,625	181,611

						$470,468

27        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Centrally Cleared Credit Default Swaps at March 31, 2017
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date		Notional Amount (000’s)	Premiums Received/(Paid)	Value

CDX.HY.28	Sell	5.000%	6/20/22	USD	38,940	$(2,464,794)	$2,792,818

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset on which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**

Non-Investment Grade Corporate Debt Indexes	$38,940,000	$—	BB

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Glossary:

Definitions

CDX.HY.28	Markit CDX High Yield Index

Exchange Abbreviations

CBT	Chicago Board of Trade

28        OPPENHEIMER CORE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS March 31, 2017 Unaudited

1. Organization

Oppenheimer Core Bond Fund (the “Fund”) is a separate fund of Oppenheimer Integrity Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage

29        OPPENHEIMER CORE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or

30        OPPENHEIMER CORE BOND FUND

2. Securities Valuation (Continued)

initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table Investments, at Value:
Asset-Backed Securities	$—	$237,855,830	$—	$237,855,830
Mortgage-Backed Obligations	—	713,862,278	25,693	713,887,971
U.S. Government Obligations	—	9,819,454	—	9,819,454
Corporate Bonds and Notes	—	768,350,005	—	768,350,005
Short-Term Notes	—	289,075,903	—	289,075,903
Certificate of Deposit	—	7,393,963	—	7,393,963
Investment Company	39,173,163	—	—	39,173,163

Total Investments, at Value	39,173,163	2,026,357,433	25,693	2,065,556,289
Other Financial Instruments:
Centrally cleared swaps, at value	—	2,792,818	—	2,792,818
Futures contracts	654,927	—	—	654,927

Total Assets	$39,828,090	$2,029,150,251	$25,693	$2,069,004,034

Liabilities Table
Other Financial Instruments:
Futures contracts	$(184,459)	$—	$—	$(184,459)

Total Liabilities	$(184,459)	$—	$—	$(184,459)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*

Assets Table Investments, at Value:
Mortgage-Backed Obligations	$3,049,067	$(3,049,067)

Total Assets	$3,049,067	$(3,049,067)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the

32        OPPENHEIMER CORE BOND FUND

3. Investments and Risks (Continued)

Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$434,695,327
Sold securities	22,126,353

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at

33        OPPENHEIMER CORE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $942,000 of collateral to the Fund for forward roll transactions.

At period end, the Fund pledged $996,103 of collateral to the counterparty for forward roll transactions.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an

34        OPPENHEIMER CORE BOND FUND

4. Market Risk Factors (Continued)

increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

35        OPPENHEIMER CORE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the reporting period, the Fund had an ending monthly average market value of $377,606,358 and $89,611,940 on futures contracts purchased and sold, respectively. Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared

36        OPPENHEIMER CORE BOND FUND

5. Use of Derivatives (Continued)

swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon

37        OPPENHEIMER CORE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

For the reporting period, the Fund had ending monthly average notional amounts of $33,981,325 on credit default swaps to sell protection.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared

38        OPPENHEIMER CORE BOND FUND

5. Use of Derivatives (Continued)

through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

39        OPPENHEIMER CORE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,054,296,692

Federal tax cost of other investments	132,276,872

Total federal tax cost	$2,186,573,564

Gross unrealized appreciation	$24,112,168

Gross unrealized depreciation	(12,054,079)

Net unrealized appreciation	$12,058,089

40        OPPENHEIMER CORE BOND FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 5/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 5/15/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer

Date: 5/15/2017